Short-term Investments (Parenthetical) (Detail) (Held-to-maturity Security)	1 Months Ended
	Nov. 21, 2012 Zhonghang WanKe Co Ltd China Railway Trust CNY	Apr. 30, 2012 Ningbo Poly Real Estate Co Ltd Huaneng Trust USD ($)	Apr. 30, 2012 Ningbo Poly Real Estate Co Ltd Huaneng Trust CNY	Jun. 30, 2012 China Enterprise Huaneng Trust USD ($)	Jun. 30, 2012 China Enterprise Huaneng Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Invested in a real estate project	600,000,000	$ 48,153,320	300,000,000	$ 48,153,320	300,000,000
Expected annual interest rate	13.00%
Investment Maturity period	1 year	1 year	1 year	1 year	1 year
Percentage of return on investment	9.10%	8.50%	8.50%	8.30%	8.30%